SHARE-BASED COMPENSATION (Outstanding Treasury RSUs) (Details) - Treasury RSUs	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Jan. 01, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal year (in shares) | shares	249,000	292,000
Granted (in shares) | shares		8,000
Granted for dividends declared (in shares) | shares	2,000	3,000
Settled through the issuance of common shares (in shares) | shares	(149,000)	(43,000)
Forfeited (in shares) | shares		(11,000)
Number, outstanding, end of fiscal year (in shares) | shares	102,000	249,000
Weighted average fair value per unit, outstanding, beginning of fiscal year (in dollars per share) | $	$ 20.70	$ 20.25
Granted for dividends declared (in dollars per share) | $	29.04	30.08
Granted for dividends declared (in dollars per share) | $		29.08
Settled through the issuance of common shares (in dollars per share) | $	14.12	17.78
Forfeited (in dollars per shares) | $		29.20
Weighted average fair value per unit, outstanding, end of fiscal year (in dollars per share) | $	$ 30.46	$ 20.70